Subsequent event (Details) - Iron Mine Contracting - CAD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Dec. 18, 2025	Mar. 11, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Voting shares acquired (as a percent)	100.00%
Price of acquisition expected	$ 125,000
Upfront payment	40,000
Assumed secured equipment financing	45,000
Consideration cash payment	$ 40,000
Contingent consideration payments period	4 years
Acquisition related costs			$ 475
Subsequent Event
Subsequent Event [Line Items]
Acquisition related costs		$ 322